Net Loss Per Share Attributable to Common Shareholders - Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Weighted Average Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,476,475	1,794,785
SAFE Agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		1,590,482
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	1,476,475	204,303